EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 198,075	$ 172,595	$ 96,787
Denominator for basic earnings per share - weighted average shares	98,305,570	88,582,090	61,529,460
Effect of dilutive securities -
Employee stock awards	545,901	514,680	581,329
Warrants	0	517,435	60,801
Denominator for diluted earnings per share - adjusted weighted average shares	98,851,471	89,614,205	62,171,590
Basic	$ 2.01	$ 1.95	$ 1.57
Diluted	$ 2.00	$ 1.93	$ 1.56